Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease related assets and liabilities
	December 31, 2020	December 31, 2019
Rights of use lease assets	$65,137	$245,982

Operating lease liabilities, current	62,160	210,219
Operating lease liabilities, noncurrent	-	41,363
Total operating lease liabilities	$62,160	$251,582

Schedule of maturities of lease liabilities
2021	$62,801
2022 and thereafter	-
Total lease payments	62,801
Less: imputed interest	(641)
Present value of lease liabilities	$62,160